Commitments and Contingencies - Schedule of Future Minimum Contractual Lease Payments for Operating Leases (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Six months ending December 31, 2015	$ 224,229	$ 374,000
2016	288,079	260,000
2017	65,361	43,000
2018	8,347
2019	657
Total future minimum contractual lease payments	$ 586,673	$ 677,000